Stock-based Compensation - Additional Information (Detail) - USD ($)		6 Months Ended		12 Months Ended
	May 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Award vesting period		6 years
Exercise price per share	$ 0.70
Share-based payment arrangement, expense		$ 11,800,000	$ 2,665,000	$ 7,185,000	$ 3,906,000
Unvested Former Parent RSU [Member]
Repurchase price per share		$ 0.02		$ 0.02
Other Stock Based Awards [Member]
Early exercised stock option liabilities		$ 100,000		$ 100,000	$ 100,000
Number of shares to be repurchased		633,750		682,500	780,000
Repurchase price per share		$ 0.1		$ 0.1	$ 0.1
Options granted						975,000
Restricted Stock Units (RSUs) [Member]
Award vesting period		6 years
Vested and expected to vest weighted-average remaining contractual life		10 years
2016 Stock Option and Grant Plan
Number of non-vested options outstanding subject to repurchase				2,894,573	2,788,245
Weighted average price				$ 0.38	$ 0.47
Early exercised stock option liabilities				$ 1,100,000	$ 1,300,000
Options canceled and forfeited				761,430	545,289
Exercise price per share				$ 3.53	$ 0.69
Share-based payment arrangement, expense				$ 7,200,000	$ 3,900,000
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount				$ 65,400,000
Nonvested award, cost not yet recognized, period for recognition				5 years 3 months 10 days
Weighted-average grant date fair value of option				$ 14.31	$ 4.10
Total grant date fair value of options, Vested				$ 6,200,000	$ 2,700,000
Intrinsic value of options				$ 3,100,000	$ 7,800,000
Number of options vested				1,139,799	390,462
Weighted average grant-date fair value of options vested				$ 1.10	$ 0.70
Weighted average remaining contractual term vested during period				8 years 6 months 18 days	9 years 4 months 13 days
Vested and expected to vest number of options				7,108,899
Vested and expected to vest weighted-average exercise price				$ 2.29
Vested and expected to vest weighted-average remaining contractual life				8 years 9 months
Options granted				4,137,503	4,798,400
2016 Stock Option and Grant Plan | Share-based Payment Arrangement, Nonemployee [Member]
Options canceled and forfeited	2,436,083
2016 Stock Option and Grant Plan | Incentive Stock Options [Member]
Contractual terms of option		10 years		10 years
Award vesting period				6 years
Award cliff off period				1 year
2016 Stock Option and Grant Plan | Incentive Stock Options [Member] | Grantee Owns Ten Percent of Voting Rights [Member]
Award vesting period		5 years		5 years
Award cliff off period		1 year
Percentage of shareholding by grantee		10.00%		10.00%
Purchase price of common stock expressed as a percentage of its fair value		110.00%		110.00%
Former Parent Plan [Member]
Share-based payment arrangement, expense				$ 100,000	$ 100,000
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount				100,000	100,000
Total grant date fair value of options, Vested				100,000	100,000
Intrinsic value of options				$ 300,000	$ 0
Vested and expected to vest number of options				1,004,547	1,021,250
Vested and expected to vest weighted-average exercise price				$ 0.02	$ 0.02
Vested and expected to vest weighted-average remaining contractual life				4 years 4 months 13 days	5 years 4 months 13 days
Former Parent Plan [Member] | Share-based Payment Arrangement [Member]
Number of shares to be repurchased		305,659		608,687	1,594,433
Repurchase price per share		$ 0.02		$ 0.02
Former Parent Plan [Member] | Unvested Former Parent RSU [Member]
Number of shares to be repurchased		0		0	1,666,667